Acquisitions - ZuluDesk B.V. (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 01, 2019	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2017
Liabilities assumed:
Goodwill		$ 539,818	$ 539,818	$ 539,818	$ 501,145	$ 539,818	$ 539,818	$ 529,145	$ 499,892
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Revenue					149,445
Business Acquisition, Pro Forma Net Income (Loss)					$ (40,186)
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations, Net of Tax, Per Share, Basic					$ (0.39)
Business Acquisition, Pro Forma Income (Loss) from Continuing Operations, Net of Tax, Per Share, Diluted					$ (0.39)
Adjustment For Amortization Of Intangibles [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Net Income (Loss)					$ 1,900
Adjustment Of Deferred Revenue [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Net Income (Loss)					300
Adjustment Of Interest Expense [Member]
Business Acquisition, Pro Forma Information [Abstract]
Business Acquisition, Pro Forma Net Income (Loss)					$ 4,000
ZuluDesk B.V
Acquisitions
Aggregate purchase price	$ 38,600
Weighted-average economic life of intangible assets acquired	7 years
Acquisition-related expenses			900	900
Revenues		$ 1,400	2,900	4,500
Net income (loss)			$ (500)	$ (300)
Debt issuances costs capitalized	$ 500
Assets acquired:
Cash	3,325
Other current assets	1,306
Long-term assets	154
Liabilities assumed:
Accounts payable and accrued liabilities	(419)
Deferred revenue	(3,050)
Deferred tax liability	(2,996)
Intangible assets acquired	12,310
Goodwill	28,000
Total purchase consideration	$ 38,630